Financial instruments fair value disclosures - Summary of Changes in Level 3 (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2023 GBP (£)
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	£ 4,822
Ending balance	5,112
Provisions for deferred contingent cash consideration [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	4,634
Ending balance	5,056
Provisions for deferred contingent cash consideration [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	4,634
Additions during the period	561
Revisions to estimate	(300)
Movement during the period	161
Ending balance	5,056
Warrant liability [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	402
Additions during the period	0
Revisions to estimate	0
Movement during the period	(402)
Ending balance	£ 0